Lease	12 Months Ended
May 31, 2024
Lessee Disclosure [Abstract]
Lease
13.	LEASE
The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.
Operating lease costs for the years ended May 31, 2022, 2023 and 2024 were US$368,058, US$163,195 and US$209,327, respectively, which excluded cost of short-term leases. Short-term lease costs for the years ended May 31, 2022, 2023 and 2024 were US$2,344, US$39,057 and US$53,907, respectively.
As of May 31, 2023 and 2024, the weighted average remaining lease term was 3.6 years and 3.9 years, respectively, and the weighted average discount rate was 4.4% and 4.7% for the Group’s operating leases, respectively.
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2023	2024
	US$	US$
Cash payments for the operating leases	180,157	214,089
Right-of-use assets obtained in exchange for the new operating lease liabilities	231,887	442,212

A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2024 is as follows:

As of May 31, 2024
US$
Fiscal year ending
May 31, 2025	227,888
May 31, 2026	184,310
May 31, 2027	130,508
May 31, 2028	90,996
May 31, 2029	48,238
Thereafter	25,388

Total future lease payments	707,328
Less: Imputed interest	(59,401)

Present value of operating lease liabilities	647,927

As of May 31, 2024, the Group has lease contracts that have been entered into but not yet commenced amounting to US$22,321, and these contracts will commence in the fiscal year 2025.
For the years ended May 31, 2022, 2023 and 2024, US$19,580, nil and nil impairment loss was recorded in general and administrative expenses mainly related to right-of-use
assets of selected learning centers.